Annual Total Returns	12 Months Ended
Dec. 31, 2025
IDX DYNAMIC FIXED INCOME ETF | IDX DYNAMIC FIXED INCOME ETF CLASS
Prospectus [Line Items]
Annual Return [Percent]	3.78%